Breakdown of receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans To Customers
Lending to individuals	$ 1,392,350	$ 200,904
Loan ECL allowance	(197,536)	(26,210)
Total	$ 1,194,814	$ 174,694